Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Overseas Fund - Fidelity Overseas Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 97
3 years	303
5 years	525
10 years	$ 1,166